GS Mortgage-Backed Securities Trust 2024-NQM1

Exhibit 99.1 - Schedule 6

GS Loan Number	Seller Loan ID	Field ID	Original Field Value	Audit Value	Data Compare
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	Original_Amortization_Term	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	Original_Amortization_Term	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE